Note 11 - Equity Changes in Equity (Details) - shares shares in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Partners' Capital Account, Units		105.1		95.4	81.7	55.5
Units issued in equity offering (units)		6.3	[1]		2.1
Partners' Capital Account, Units, Converted					0.0
Partners' Capital Account, Units, Unit-based Compensation		0.1		0.1	0.1
Common
Partners' Capital Account, Units		103.0		93.5	80.1	39.1
Units issued in equity offering (units)		6.3	[1]		2.1
Partners' Capital Account, Units, Converted					(15.3)
Partners' Capital Account, Units, Unit-based Compensation		0.1		0.1	0.1
Subordinated
Partners' Capital Account, Units		0.0		0.0	0.0	15.3
Units issued in equity offering (units)		0.0	[1]		0.0
Partners' Capital Account, Units, Converted					(15.3)
Partners' Capital Account, Units, Unit-based Compensation		0.0		0.0
General Partner
Partners' Capital Account, Units		2.1		1.9	1.6	1.1
Units issued in equity offering (units)		0.0	[1]		0.0
Partners' Capital Account, Units, Converted					0.0
Partners' Capital Account, Units, Unit-based Compensation		0.0		0.0
West Coast Logistics Assets Acquisition
Partners' Capital Account, Units, Acquisitions					0.3
West Coast Logistics Assets Acquisition | Common
Partners' Capital Account, Units, Acquisitions					0.3
West Coast Logistics Assets Acquisition | Subordinated
Partners' Capital Account, Units, Acquisitions					0.0
West Coast Logistics Assets Acquisition | General Partner
Partners' Capital Account, Units, Acquisitions					0.0
Rockies Natural Gas Business Acquisition
Partners' Capital Account, Units, Acquisitions					23.5
Rockies Natural Gas Business Acquisition | Common
Partners' Capital Account, Units, Acquisitions					23.0
Rockies Natural Gas Business Acquisition | Subordinated
Partners' Capital Account, Units, Acquisitions					0.0
Rockies Natural Gas Business Acquisition | General Partner
Partners' Capital Account, Units, Acquisitions					0.5
Los Angeles Logistics Assets
Partners' Capital Account, Units, Acquisitions				4.6
Los Angeles Logistics Assets | Common
Partners' Capital Account, Units, Acquisitions				4.3
Los Angeles Logistics Assets | Subordinated
Partners' Capital Account, Units, Acquisitions				0.0
Los Angeles Logistics Assets | General Partner
Partners' Capital Account, Units, Acquisitions				0.3
Northern California Term. and Stor. Assets
Partners' Capital Account, Units, Acquisitions	[2]	0.9
Northern California Term. and Stor. Assets | Common
Partners' Capital Account, Units, Acquisitions	[2]	0.9
Northern California Term. and Stor. Assets | Subordinated
Partners' Capital Account, Units, Acquisitions	[2]	0.0
Northern California Term. and Stor. Assets | General Partner
Partners' Capital Account, Units, Acquisitions	[2]	0.0
Equity Offering Period Two | Subordinated
Partners' Capital Account, Units, Unit-based Compensation					0.0
Equity Offering Period Two | General Partner
Partners' Capital Account, Units, Unit-based Compensation					0.0
ATM Program
Units issued in equity offering (units)		1.4		1.9	0.2
ATM Program | Common
Units issued in equity offering (units)		1.4		1.9	0.2
ATM Program | Subordinated
Units issued in equity offering (units)		0.0		0.0	0.0
ATM Program | General Partner
Units issued in equity offering (units)		0.0		0.0	0.0
QEP Midstream Partners LP
Units issued in equity offering (units)				7.1
QEP Midstream Partners LP | Common
Units issued in equity offering (units)				7.1
QEP Midstream Partners LP | Subordinated
Units issued in equity offering (units)				0.0
QEP Midstream Partners LP | General Partner
Units issued in equity offering (units)				0.0
Phase One | Alaska Logistics Assets
Partners' Capital Account, Units, Acquisitions	[3]	0.6
Phase One | Alaska Logistics Assets | Common
Partners' Capital Account, Units, Acquisitions	[3]	0.4
Phase One | Alaska Logistics Assets | Subordinated
Partners' Capital Account, Units, Acquisitions	[3]	0.0
Phase One | Alaska Logistics Assets | General Partner
Partners' Capital Account, Units, Acquisitions	[3]	0.2
Phase Two | Alaska Logistics Assets
Partners' Capital Account, Units, Acquisitions	[3]	0.4
Phase Two | Alaska Logistics Assets | Common
Partners' Capital Account, Units, Acquisitions	[3]	0.4
Phase Two | Alaska Logistics Assets | Subordinated
Partners' Capital Account, Units, Acquisitions	[3]	0.0
Phase Two | Alaska Logistics Assets | General Partner
Partners' Capital Account, Units, Acquisitions	[3]	0.0

[1]	In June 2016, we issued common units representing limited partner interests in a registered public offering, including the over-allotment option exercised by the underwriter for the purchase of common units.
[2]	On November 21, 2016, we issued common units to Tesoro and TLGP in connection with the Northern California Terminalling and Storage Assets acquisition discussed in Note 2.
[3]	On July 1 and September 16, 2016, we issued general partner and common units to Tesoro and TLGP in connection with the completion of the Alaska Storage and Terminalling Assets acquisition discussed in Note 2.